Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Net balance	R$ 15,350	R$ 11,879	R$ 14,986
Cost
Property, plant and equipment
Net balance	30,341	25,002	29,404
Accumulated depreciation
Property, plant and equipment
Net balance	R$ (14,991)	R$ (13,123)	(14,418)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 135	R$ 288
Furniture and fixtures | Cost
Property, plant and equipment
Net balance	800	800	724
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (665)	R$ (512)	(358)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 184	R$ 347
Leasehold improvements | Cost
Property, plant and equipment
Net balance	1,609	1,609	1,607
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (1,425)	R$ (1,262)	(1,100)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Net balance	R$ 14,952	R$ 11,159
Data processing equipment | Cost
Property, plant and equipment
Net balance	27,839	22,500	26,541
Data processing equipment | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (12,887)	R$ (11,341)	(12,548)
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 79	R$ 85
Machinery and equipment | Cost
Property, plant and equipment
Net balance	93	93	374
Machinery and equipment | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (14)	R$ (8)	R$ (294)